SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Rate [Line Items]
Corporate income tax	25.00%
Applicable income tax rate		25.00%	24.00%	22.00%	20.00%	18.00%
Percentage of tax rate entitled for technically advanced enterprise						15.00%
Hainan Jinpan Electric Co. Ltd.
Income Tax Rate [Line Items]
Applicable income tax rate	25.00%
Percentage of tax rate entitled for technically advanced enterprise			15.00%
Shanghai Jinpan Electric Company Limited
Income Tax Rate [Line Items]
Corporate income tax	25.00%	25.00%	25.00%
Applicable income tax rate	25.00%	25.00%
Tax rate on sale			1.25%